SHARE-BASED COMPENSATION AND OTHER PLANS (Tables)	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION AND OTHER PLANS
Schedule of share-based compensation expense recognized in Consolidated Statement of Operations

Years Ended December 31, (in millions)	2011	2010	2009

Share-based compensation expense – pre-tax*	$(16)	$333	$209
Share-based compensation expense – after tax	(10)	216	151

*
As of December 31, 2011, compensation expense for the majority of AIG's outstanding share-based awards is attributed to liability-classified awards, the value of which are based on AIG's share price at the reporting date. AIG's share price was $23.20 and $57.62 at December 31, 2011 and December 31, 2010, respectively, and is the primary driver of the $349 million decrease in share-based compensation expense recognized in 2011 compared to 2010. Includes pre-tax share-based compensation expense related to discontinued operations for the years ended December 31, 2010 and 2009 of $12 million ($9 million after tax), and $21 million ($13 million after tax), respectively.

Schedule of stock option activity

As of or for the Year Ended December 31, 2011	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Options:
Outstanding at beginning of year	1,022,407	$1,236.64	3.20
Forfeited or expired	(312,109)	$1,383.18

Outstanding at end of year	710,298	$1,172.25	2.96

Options exercisable at end of year	710,298	$1,172.25	2.96

Summary of outstanding share-settled awards under the foregoing plans

	Number of Shares/RSUs				Weighted Average Grant-Date Fair Value
As of or for the Year Ended December 31, 2011	Time- vested RSUs	2002 Plan	Total AIG Plan	Total SICO Plans	Time- vested RSUs	2002 Plan	Total AIG Plans	Total SICO Plans

Unvested, beginning of year	117,664	43,064	160,728	238,613	$171.21	$1,016.42	$397.67	$1,215.16
Granted	1,502,238	-	1,502,238	-	24.36	-	24.36	-
Vested	(1,410,100)	(2,193)	(1,412,293)	(17,945)	29.13	313.33	29.58	(1,112.87)
Forfeited	(18,128)	(1,913)	(20,041)	(24,761)	377.94	1,003.73	437.68	(1,229.84)

Unvested, end of year	191,674	38,958	230,632	195,907	$45.95	$1,043.08	$214.39	$1,209.45

*
Excludes DSUs and options, which are discussed under the Non-Employee Plans and Stock Options sections above.

Summary of SARs (based on target amounts) and cash-settled RSUs including the related expenses

	Number of Units
Year Ended December 31, 2011	SARs	TARP RSUs	RSUs(a)

Unvested, beginning of year	7,960,877	645,546	-
Granted(b)	8,745,612	938,226	271,131
Vested(c)	(2,237,332)	(96,980)	(271,131)
Forfeited	(346,095)	(72,563)	-

Unvested, end of year	14,123,062	1,414,229	-

Net compensation expense for the year (in millions)	$(42)	$3	$(2)

(a)
Represent fully vested RSUs that were awarded in March 2011 based on 2010 performance. On December 20, 2011, 87,267 of these RSUs were replaced with restricted stock, which is reflected in the 2010 Plan discussion and the applicable table above.

(b)
The number of SARS outstanding increased by 1,548,574 on January 19, 2011 pursuant to anti-dilution provisions of the LTIP due to the issuance of warrants in connection with the Recapitalization.

(c)
Pursuant to the terms of the LTIP, vesting was accelerated for SARs awarded to employees who became retirement eligible.

Schedule of total unrecognized compensation cost (net of expected forfeitures) related to unvested SARs and cash-settled RSUs and the weighted-average periods over which those costs are expected to be recognized

At December 31, 2011 (in millions)	Unrecognized Compensation Cost	Weighted- Average Period (years)	Expected Period (years)

SARs	$25	1.16	3
TARP RSUs	21	1.17	3

Schedule of weighted average assumptions used to estimate the fair value of SARs

2011

Expected dividend yield(a)	-%
Expected volatility(b)	35.42 - 43.81%
Weighted-average volatility	42.06%
Risk-free interest rate(c)	0.66 - 0.81%
Expected term(d)	1.0 - 3.0 years

(a)
The dividend yield is estimated at zero percent given AIG's recent dividend history. See Note 17 herein for additional information.

(b)
The expected volatilities are the implied volatilities with the nearest maturity and strike as of valuation date from actively traded stock options on AIG Common Stock.

(c)
The risk-free interest rate is the continuously compounded interest rate for the term between the valuation date and maturity date that is assumed to be constant and equal to the interpolated value between the closest data points on the USD LIBOR-Swap curve as of valuation date.

(d)
The term to maturity is specified in the contract of each SARs grant.